ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (431.0)		R (255.5)	R (398.5)
Prior year tax refund			42.9
Total royalties	(431.0)		(212.6)	(398.5)
Mining tax	(1,363.9)		(36.8)	(425.2)
Non-mining tax	3.1		(57.6)	(70.6)
Company and capital gain tax	(487.9)		(0.9)	(8.4)
Total current tax	(1,848.7)		(95.3)	(504.2)
Deferred tax	3,581.7		(988.5)	3,450.8
Deferred tax charge	2,030.7		306.7	879.7
Deferred tax rate adjustment	1,551.0		(1,295.2)	2,571.1
Mining and income tax	R 1,733.0		(1,083.8)	2,946.6
Non-mining tax rate	28.00%
UNITED STATES
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R 1,574.1		(1,544.7)	2,531.5
Company tax rate	21.00%
South Africa
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R (23.1)		R 249.5	R 39.6
Company tax rate	28.00%
SA Gold operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	0.40%	0.50%	0.50%	1.40%
Royalties	R (73.7)		R (93.5)	R (325.3)
Deferred tax rate adjustment	R 23.1		R 249.5	R (39.6)
SA PGM operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	1.30%	1.10%	1.10%	0.60%
Royalties	R (357.3)		R (162.0)	R (73.2)
SA PGM operations | New Jersey [Member]
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R 1,574.1	$ (107.7)	R (1,544.7)